Other net losses (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of Other Net Losses
Other net losses consist of the following:

(millions of U.S. dollars)	2025	2024
Restructuring costs (a)	$(38.7)	$(27.0)
Other (b)	(13.9)	—
	$(52.6)	$(27.0)
17.Other net losses (continued)
(a)Restructuring costs
Restructuring costs include one-time costs related to the Company's ongoing simplification and transition to a premium pure-play utility. Such costs include severance, fees paid to third-party consultants and other non-recurring items.
(b)Other
For the year ended December 31, 2025, other losses primarily consist of other miscellaneous write-downs, net of miscellaneous gains.